Note 21 (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “liabilities included in disposal groups classified as held for sale” in the accompanying consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2021	2020	2019
ASSETS
Foreclosures and recoveries	1,218	1,398	1,647
Assets from tangible assets (*)	563	480	310
Companies held for sale (**)	41	84,792	1,716
Accrued amortization (***)	(112)	(89)	(51)
Impairment losses (*)	(650)	(594)	(543)
Total	1,061	85,987	3,079
LIABILITIES
Companies held for sale (**)	—	75,446	1,554
Total	—	75,446	1,554
(*) In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closing of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 50).
(**) It includes mainly BBVA’s stake in BBVA USA in 2020 and BBVA's stake in BBVA Paraguay in 2019 (see Note 3).
(***) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".

Condensed balance sheets of companies sold in the USA subsidiary [Table Text Block]
The condensed consolidated balance sheets as of December 31, 2021, 2020 and 2019, and the condensed consolidated income statements and condensed consolidated statements of cash flow of the companies held for sale in the United States the first five months of 2021 and for the years 2020 and 2019 are provided below:
Condensed consolidated balance sheets of companies sold in the United States

CONDENSED CONSOLIDATED BALANCE SHEETS (Millions of euros)
	2021	2020	2019
Cash, cash balances at central banks and other demand deposits	—	11,368	5,678
Financial assets held for trading	—	821	513
Non-trading financial assets mandatorily at fair value through profit or loss	—	13	18
Financial assets at fair value through other comprehensive income	—	4,974	6,834
Financial assets at amortized cost	—	61,558	62,860
Derivatives - Hedge accounting	—	9	10
Tangible assets	—	799	900
Intangible assets	—	1,949	4,183
Tax assets	—	360	263
Other assets	—	1,390	1,463
Non-current assets and disposal groups classified as held for sale	—	16	31
TOTAL ASSETS	—	83,257	82,751
Financial liabilities held for trading	—	98	94
Financial liabilities at amortized cost	—	73,132	70,438
Derivatives - Hedge accounting	—	2	11
Provisions	—	157	186
Tax liabilities	—	201	87
Other liabilities	—	492	464
TOTAL LIABILITIES	—	74,082	71,279
Actuarial gains (losses) on defined benefit pension plans	—	(66)	(80)
Hedge of net investments in foreign operations (effective portion)	—	(432)	(432)
Foreign currency translation	—	801	1,576
Hedging derivatives. Cash flow hedges (effective portion)	—	250	81
Fair value changes of debt instruments measured at fair value through other comprehensive income	—	70	(11)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	—	622	1,134

Condensed consolidated income statements of companies sold in the USA subsidiary [Table Text Block]	Condensed consolidated income statements of companies sold in the United States

CONDENSED CONSOLIDATED INCOME STATEMENTS (Millions of Euros)
	2021 (*)	2020	2019
Interest and other income	974	2,638	3,221
Interest expense	(53)	(429)	(887)
NET INTEREST INCOME	921	2,209	2,335
Dividend income	2	4	10
Fee and commission income	285	677	736
Fee and commission expense	(86)	(183)	(205)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	(4)	19	54
Gains (losses) on financial assets and liabilities held for trading, net	26	90	30
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	2	8	—
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	2	5	3
Gains (losses) from hedge accounting, net	(1)	4	4
Exchange differences, net	5	19	5
Other operating income	9	19	32
Other operating expense	(30)	(63)	(64)
GROSS INCOME	1,132	2,808	2,941
Administration costs	(661)	(1,462)	(1,534)
Depreciation and amortization	(80)	(205)	(214)
Provisions or reversal of provisions	4	2	(3)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(66)	(729)	(521)
NET OPERATING INCOME	330	413	670
Impairment or reversal of impairment on non-financial assets	—	(2,084)	(1,318)
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(2)	(3)	2
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	3	2	(2)
PROFIT (LOSS) BEFORE TAX	330	(1,671)	(648)
Tax expense or income related to profit or loss	(80)	(57)	(110)
PROFIT (LOSS) AFTER TAX	250	(1,729)	(758)
Profit (loss) after tax from the sale	29	—	—
PROFIT (LOSS) FOR THE PERIOD	280	(1,729)	(758)
ATTRIBUTABLE TO MINORITY INTEREST (NON-CONTROLLING INTEREST)	—	—	—
ATTRIBUTABLE TO OWNERS OF THE PARENT (**)	280	(1,729)	(758)
(*) Corresponds to the first five months of 2021 (See Notes 1.3 and 3).
(**) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares has been €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing.

Condensed statements of cash flows of companies held for sale in the USA subsidiary [Table Text Block]	Condensed consolidated statements of cash flows of companies sold in the United States

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Millions of Euros)
	2021 (*)	2020	2019
A) CASH FLOWS FROM OPERATING ACTIVITIES	62	6,874	3,888
B) CASH FLOWS FROM INVESTING ACTIVITIES	(34)	(145)	(133)
C) CASH FLOWS FROM FINANCING ACTIVITIES	(26)	(65)	(468)
D) EFFECT OF EXCHANGE RATE CHANGES	60	(974)	65
INCREASE (DECREASE) NET CASH AND CASH EQUIVALENTS (A+B+C+D)	62	5,690	3,352
(*) Corresponds to the first five months of 2021 (See Notes 1.3 and 3)
Effects of disposal on the financial position of the group [Table Text Block]
Effects of disposal on the financial position of the Group

EFFECT OF DISPOSAL ON THE FINANCIAL POSITION OF THE GROUP (Millions of Euros)
June 2021
Cash, cash balances at central banks and other demand deposits	(11,476)
Financial assets held for trading	(638)
Non-trading financial assets mandatorily at fair value through profit or loss	(15)
Financial assets at fair value through other comprehensive income	(4,620)
Financial assets at amortized cost	(61,440)
Derivatives - Hedge accounting	(8)
Tangible assets	(788)
Intangible assets	(1,938)
Tax assets	(349)
Other assets	(1,439)
Non-current assets and disposal groups classified as held for sale	(10)
Total assets	(82,720)
Financial liabilities held for trading	129
Financial liabilities at amortized cost	72,357
Provisions	156
Tax liabilities	207
Other liabilities	491
Total liabilities	73,341
Total net assets/liabilities	(9,378)

EFFECT ON NET CASH OUTFLOWS FROM DISCONTINUED OPERATIONS - USA (Millions of Euros)
June 2021
Consideration received satisfied in cash	9,512
Cash and cash equivalents disposed of	(11,476)
Total net cash outflows from discontinued operations - USA	(1,964)

EFFECT OF THE MOST SIGNIFICANT SALES OF NON-CURRENT ASSETS HELD FOR SALE OF THE BBVA GROUP REFLECTED IN THE CONSOLIDATED STATEMENT OF CASH FLOWS (Millions of Euros)
December 2021
Consideration received satisfied in cash - USA	9,512
Consideration received satisfied in cash - Divarian	513
Consideration received satisfied in cash - Paraguay	210
Other collections from non-current assets and liabilities for sale	435
Total cash received from non-current assets and liabilities for sale	10,670

Non current assets and disposal groups classified as held for sale changes in the year [Table Text Block]	The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2021, 2020 and 2019, are as follows:

Non-current assets and disposal groups classified as held for sale (Millions of Euros)
	Notes	Foreclosed assets			Property, Plant and Equipment (*)			Companies held for sale (**)			Total
Cost (1)		2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Balance at the beginning		1,398	1,648	2,211	391	258	389	84,792	1,716	29	86,581	3,622	2,629
Additions		245	285	665	—	—	10	522	83,266	1,676	768	83,551	2,351
Contributions from merger transactions		—	—	2	—	—	—	—	—	—	—	—	2
Retirements (sales and other decreases)		(298)	(288)	(1,023)	(39)	(45)	(206)	(83,172)	(190)	—	(83,509)	(523)	(1,229)
Transfers, other movements and exchange differences (**)		(127)	(228)	(207)	100	180	65	(2,100)	—	11	(2,128)	(48)	(131)
Disposals by companies held for sale		—	(19)	—	—	(2)	—		—		—	(21)	—
Balance at the end		1,218	1,398	1,648	452	391	258	41	84,792	1,716	1,711	86,581	3,622

Impairment (2)
Balance at the beginning		386	411	504	208	132	124	—	—	—	594	543	628
Additions	50	36	74	67	62	29	5	—	—	—	97	103	72
Additions transfer to discontinued operations		—	—	5	—	—	—	—	—	—	—	—	5
Contributions from merger transactions		—	—	—	—	—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(65)	(56)	(164)	(13)	(13)	(22)	—	—	—	(78)	(69)	(186)
Other movements and exchange differences		24	(42)	(1)	12	60	25	—	—	—	36	18	24
Disposals by companies held for sale		—	(1)		—	—		—	—	—	—	(1)
Balance at the end		381	386	411	269	208	132	—	—	—	650	594	543
Balance at the end of net carrying value (1)-(2)		837	1,012	1,237	183	183	126	41	84,792	1,716	1,061	85,987	3,079
(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.
(** ) In 2020, the variation corresponds mainly to the USA Sale agreement of BBVA USA and in 2019 to the BBVA's stake in BBVA Paraguay (see Note 3).